Note 8 - Land, Property and Equipment	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
8.	Land, Property and Equipment

				Right-of- Use Assets (Office and)

		Buildings and	Office Equipment		Exploration Equipment
	Land	Camp Structures		warehouse space)		Vehicles	Total
	($)	($)	($)	($)	($)	($)	($)
Cost
Balance at November 30, 2021	1,010	1,193	141	348	227	347	3,266
Additions	-	-	35	216	-	-	251
Change in reclamation estimate	-	(88)	-	-	-	-	(88)
Disposition	-	-	-	(44)	-	-	(44)
Impact of foreign currency translation	50	58	10	(4)	13	18	145
Balance at November 30, 2022	1,060	1,163	186	516	240	365	3,530
Additions	-	1,174	16	830	72	82	2,174
Disposition	-	-	-	(800)	-	-	(800)
Change in reclamation estimate	-	6	-	-	-	-	6
Impact of foreign currency translation	12	13	10	2	4	5	46
Balance at November 30, 2023	1,072	2,356	212	548	316	452	4,956

Accumulated Depreciation
Balance at November 30, 2021	-	575	118	210	226	347	1,476
Depreciation	-	68	44	97	1	-	210
Disposition	-	-	-	(44)	-	-	(44)
Impact of foreign currency translation	-	31	8	(8)	13	18	62
Balance at November 30, 2022	-	674	170	255	240	365	1,704
Depreciation	-	78	25	94	2	3	202
Disposition	-	-	-	(205)	-	-	(205)
Impact of foreign currency translation	-	8	4	1	4	5	22
Balance at November 30, 2023	-	760	199	145	246	373	1,723

Net Book Value
At November 30, 2022	1,060	489	16	261	-	-	1,826
At November 30, 2023	1,072	1,596	13	403	70	79	3,233